SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 — SUBSEQUENT EVENTS

On April 8, 2016 the Company filed a registration statement on Form S-1 with the SEC to raise additional capital. No assurance can be given that such offering will be consummated, or if consummated, will raise the maximum amount contemplated thereunder.
During April 2016, the Company entered into an agreement with the Lender (See Note 4). Upon a capital raise of at least $5,000,000, the Lender has agreed to convert all of the outstanding principal and interest under the Brentwood Note into 421,972 shares of our common stock (assuming all approved advances are completed and there are no further advances by the Lender) at the closing of the offering. In addition, the Lender will exchange its 1,111,111 warrants for 486,111 shares of common stock at such time. The Credit Facility will remain outstanding except that the Facility Amount will be reduced to $3,500,000. The Recapitalization will occur only if the gross proceeds from the offering are at least $5,000,000 (“A Qualified Public Offering”).
In addition, the Company and LIBB entered into an Amendment No. 1 (the “Registration Rights Amendment”) to the Registration Rights Agreement (the “Registration Rights Amendment”), dated as of December 3, 2015, by and among LIBB, the Company and the Lender. The Registration Rights Amendment amended the Registration Rights Agreement, effective as of the closing of a Qualified Public Offering, so that the “piggyback” registration rights granted to the Lender thereunder will apply to the shares issuable in the Recapitalization.

NOTE 15 — SUBSEQUENT EVENTS

Subsequent to year end, the Company raised gross proceeds of $686,900 through the sale of 171,725 units, including the sale of 7,500 units to a member of the Board of Directors. Each unit consists of one share of common stock and one warrant.
On March 17, 2016, LIBB and the Lender agreed to increase the Available Amount. (See Note 7) No later than March 24, 2016, LIBB, a wholly owned subsidiary of Long Island Iced Tea Corp., will obtain a $250,000 advance from the Lender under the previously Credit Agreement, dated as of November 23, 2015 and amended as of January 10, 2016, by and among LIBB, the Company and the Lender. No later than April 22, 2016, LIBB will obtain another $250,000 advance from the Lender under the Credit Agreement. In connection with the Advances, in accordance with the terms of the Credit Agreement, the Available Amount was increased by $500,000 to $1,500,000, which will be borrowed in full upon completion of the Advances.
The loans under the Credit Agreement are evidenced by a promissory note (the “Note”). The Lender may elect to convert the outstanding principal and interest under the Note into shares of the Company’s common stock at a conversion price of $4.00 per share. Accordingly, as a result of the Advances the Lender will be able to convert the Note into an additional 125,000 shares of the Company’s common stock.